PELP Acquisition Assets Acquired and Liabilities Assumed (FY) (Details) - Phillips Edison Limited Partnership $ in Thousands	Oct. 04, 2017 USD ($)
Business Acquisition [Line Items]
Land and improvements	$ 269,140
Building and improvements	574,154
Intangible lease assets	93,506
Cash and cash equivalents	5,930
Accounts receivable and other assets	42,426
Management contracts	58,000
Goodwill	29,085
Total assets acquired	1,072,241
Accounts payable and other liabilities	48,342
Intangible lease liabilities	49,109
Total liabilities assumed	97,451
Net assets acquired	$ 974,790